Asset purchase agreement with Teva Pharmaceutical Industries Limited	12 Months Ended
Mar. 31, 2018
Teva Pharmaceutical Industries Ltd [Member]
Disclosure Of Asset Purchase Agreement [Line Items]
Disclosure Of Asset Purchase Agreement [Text Block]
33. Asset purchase agreement with Teva Pharmaceutical Industries Limited

On June 10, 2016, the Company entered into a definitive purchase agreement with Teva and an affiliate of Allergan to acquire eight ANDAs in the United States for U.S.$350 in cash at closing. The acquired products were divested by Teva as a precondition to the closing of its acquisition of Allergan’s generics business. The acquisition of these ANDAs was also contingent on the closing of the Teva/Allergan generics purchase transaction and approval by the U.S. Federal Trade Commission.

The acquisition was consummated on August 3, 2016 upon the completion of all closing conditions, and the Company paid U.S.$350 as the consideration for the acquired ANDAs.

Tabulated below are the details of products acquired and the respective purchase prices in U.S.$, along with the corresponding amount in Rs. as of the payment date:

Particulars of the ANDA	Purchase Price (U.S.$)		Purchase Price (Rs.)
Ethinyl estradiol/Ethonogestrel Vaginal Ring (a generic equivalent to NuvaRing®)	U.S.$	185	Rs.	12,351
Buprenorphine HCl/Naloxone HCl Sublingual Film (a generic equivalent to Suboxone® sublingual film)	70		4,673
Ramelteon Tablets (a generic equivalent to Rozerem®)	34		2,270
Others	61		4,072
Grand Total	U.S.$	350	Rs.	23,366

The Company recorded the aforesaid acquisition of these ANDAs as “product related intangibles”. The aforesaid acquisition forms part of the Company’s Global Generics segment. During the three months ended June 30, 2017, the Company launched the product for one of the eight ANDAs acquired (ezitimibe and simvastatin tablets). The carrying cost of the ANDA as at March 31, 2018 was Rs.697 and the useful life is eight years. The carrying cost of the other seven ANDAs as at March 31, 2018 was Rs.22,573. As these ANDAs are not available for use yet, they are not subject to amortization.